Long-term debt (Details 3) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2011
Annual interest rates on long-term debt
Long-term debt	$ 24,353
Average cost of all derivative transactions (as a percent)	3.49%
Total cost of derivative transactions	6,908
Amount which includes above original interest rate	5,981
Interest rate of unconditionally guaranteed notes (as a percent)	7.10%
Range One
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum	0.00
Annual interest rates on long-term debt, maximum	0.03
Long-term debt	4,845
Range Two
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum	0.031
Annual interest rates on long-term debt, maximum	0.05
Long-term debt	2,313
Range Three
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum	0.051
Annual interest rates on long-term debt, maximum	0.07
Long-term debt	9,426
Range Four
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum	0.071
Annual interest rates on long-term debt, maximum	0.09
Long-term debt	2,933
Range Five
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum	0.091
Annual interest rates on long-term debt, maximum	0.11
Long-term debt	165
Range Six
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum	0.11
Long-term debt	4,591
Variable Perpetual Notes
Annual interest rates on long-term debt
Long-term debt	$ 80
Euro Bond
Annual interest rates on long-term debt
Percentage of derivative transactions cost (as a percent)	4.71%
Floating Rate Debt
Annual interest rates on long-term debt
Percentage of derivative transactions cost (as a percent)	3.29%